Income Tax and Tax Payables (Details) - Schedule of reconciliation of the statutory tax rate to the effective tax rate	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule Of Reconciliation Of The Statutory Tax Rate To The Effective Tax Rate Abstract
PRC statutory income tax rate	25.00%	25.00%	25.00%	25.00%
Effect of different income tax rate in other jurisdictions	6.00%	1.00%	4.00%	(8.20%)
Effect of non-deductible expenses	2.00%	1.00%	3.00%	(0.10%)
Effect of temporary differences	(7.00%)	1.00%	7.00%
Effect of valuation of deferred tax allowance	19.00%	9.00%	5.00%	(27.30%)
Effective tax rate	45.00%	37.00%	44.00%	(10.60%)